Long-term Investments - Schedule of long-term investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	$ 14,277
Long-term investments, ending balance	3,209	$ 14,277
Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	14,277	100
Investment/Transfer	1,749	17,462
Divestiture	(643)	(2,755)
Change in fair value	(12,174)	(530)
Long-term investments, ending balance	3,209	14,277
Fire & Flower Inc. common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0	0
Investment/Transfer	1,232	2,970
Divestiture	0	(2,493)
Change in fair value	60	(477)
Long-term investments, ending balance	1,292	0
Fire & Flower Inc. common share purchase warrants | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0	0
Investment/Transfer		505
Divestiture		(262)
Change in fair value		(243)
Long-term investments, ending balance		0
Inner Spirit common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	3,000	0
Investment/Transfer	0	2,850
Divestiture	(643)	0
Change in fair value	(1,097)	150
Long-term investments, ending balance	1,260	3,000
Inner Spirit common share purchase warrants | Level 2 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	403	0
Investment/Transfer	0	414
Divestiture	0	0
Change in fair value	(403)	11
Long-term investments, ending balance	0	403
Other long-term investments | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment/Transfer	517
Divestiture	0
Change in fair value	0
Long-term investments, ending balance	517	0
Greentank Technologies | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	6,574	0
Investment/Transfer	0	6,723
Divestiture	0	0
Change in fair value	(6,574)	(149)
Long-term investments, ending balance	0	6,574
Neal Brothers Inc. | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	4,000	0
Investment/Transfer	0	4,000
Divestiture	0	0
Change in fair value	(4,000)	0
Long-term investments, ending balance	0	4,000
Segra International Corp | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	300	100
Investment/Transfer	0	0
Divestiture	0	0
Change in fair value	(160)	200
Long-term investments, ending balance	$ 140	$ 300